Net financial expense	12 Months Ended
Dec. 31, 2022
Net financial expense
Net financial expense

Note 17: Net financial expense

	FOR THE YEAR ENDED DECEMBER 31,
(amounts in thousands of euros)	2020	2021	2022
Financial interest and amortized cost of the loan agreement with Kreos(1)	(817)	(544)	(1,597)
Changes in fair value of convertible notes and derivative instruments (1) (2)	(10,080)	(1,856)	637
Negma financial indemnities (3)	—	(1,695)	—
Accrual Negma litigation provision	—	—	(75)
Other financial expenses	(231)	(166)	(31)
Transaction costs related to the issuance of convertible notes	(453)	(125)	(820)
Net financial income related to Negma returning to Biophytis damages paid (4)	34	20	990
Other financial income	1	4	(17)
Foreign exchange gains (losses)	(29)	14	(31)
Total net financial expense	(11,575)	(4,349)	(944)
(1)	Refer to Note 12.2 Convertible notes and non-convertible bonds
(2)	During the year ended December 31, 2022, the change in fair value of convertible notes and derivative instruments was related to (i) The change in fair value of the ORNANE bonds issued to ATLAS for €(675) thousand and (ii) the change in fair value of derivative liabilities for €1,312 thousand.

During the year ended December 31, 2021, the change in fair value of convertible notes and derivative instruments was related to (i) the change in fair value of the ORNANE issued to Negma for €1,306 thousand, (ii) the change in fair value of the ORNANE issued to Atlas for €(3,017) thousand, (iii) the change in fair value of the derivative instruments for €(150) thousand.

(3)	During the year ended December 31, 2021, the financial indemnities paid to Negma is comprised of the fine for non-performance imposed by the Judgment €1,500 thousand, (iii) €100 thousand and €8 thousand pursuant to Article 700 of the Code of Civil Procedure and (iv) late payment interest of €87 Thousand. As a result, the Company recorded financial indemnities of €1,695 thousand during the year ended December 31, 2021.
(4)	On September 8, 2022, the Paris Court of Appeal partially overturned the judgment of the Execution Judge of the Paris Court. Negma Group Ltd was ordered to return to Biophytis the sum of €1,000 thousand. This indemnity was recorded as a financial income.